Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital
Schedule of issues and fully paid

	Number of				Shares held for
	ordinary				shares award
	shares	Share capital	Share premium	Treasury shares	scheme	Total
		RMB	RMB	RMB	RMB	RMB
As of January 1, 2023	1,226,769,750	159	395,724,745	—	(5)	395,724,899
Exercise of share options and vesting of restricted shares and RSUs, net (a)	—	—	1,865,862	—	1	1,865,863
Repurchase of ordinary shares (b)	—	—	—	(112,666)	—	(112,666)
As of December 31, 2023	1,226,769,750	159	397,590,607	(112,666)	(4)	397,478,096

As of January 1, 2024	1,226,769,750	159	397,590,607	(112,666)	(4)	397,478,096
Exercise of share options and vesting of restricted shares and RSUs, net (a)	—	—	1,399,704	—	1	1,399,705
Repurchase of ordinary shares (b)	—	—	—	(4,872,181)	—	(4,872,181)
Cancellation of ordinary shares (b)	(38,008,934)	(5)	(4,460,356)	4,460,361	—	—
As of December 31, 2024	1,188,760,816	154	394,529,955	(524,486)	(3)	394,005,620

As of January 1, 2025	1,188,760,816	154	394,529,955	(524,486)	(3)	394,005,620
Bulk issuance of ADSs reserved for share incentive plans	9,638,630	1	—	—	(1)	—
Exercise of share options and vesting of restricted shares and RSUs, net (a)	—	—	871,514	—	1	871,515
Repurchase of ordinary shares (b)	—	—	—	(5,448,058)	—	(5,448,058)
Cancellation of ordinary shares (b)	(33,657,746)	(5)	(4,533,708)	4,533,713	—	—
As of December 31, 2025	1,164,741,700	150	390,867,761	(1,438,831)	(3)	389,429,077
(a)

For the years ended December 31, 2023, 2024 and 2025, the changes of the number of exercise of share options and vesting of restricted shares and RSUs, net were 6,552,299, 5,953,956 and 4,718,535, respectively.

(b)

The Company repurchased 4,244,255 ADSs, equals to 1,061,064 Class A ordinary shares, from the open market with an aggregate purchase price of RMB112,666 (US$15,860) during the year ended December 31, 2023.

The Company repurchased 163,105,636 ADSs, equals to 40,776,409 Class A ordinary shares, from the open market with an aggregate purchase price of RMB4,872,181 (US$687,755) during the year ended December 31, 2024.

The Company repurchased 157,018,908 ADSs, equals to 39,254,727 Class A ordinary shares, from the open market with an aggregate purchase price of RMB5,448,058 (US$761,767) during the year ended December 31, 2025.

As of December 31, 2025, 286,666,720 ADSs, equals to 71,666,680 Class A ordinary shares had been cancelled. The remaining approximately 37,702,079 ADSs, equals to 9,425,520 Class A ordinary shares which had not been cancelled as of December 31, 2025 were recorded in the treasury stock account.